Quarterly Financial Data (Details Textuals) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Data (Textuals) [Abstract]
Earnings allocated to participating share awards	$ 11	$ 12	$ 13	$ 11	$ 7	$ 14	$ 14	$ 14	$ 47	$ 49	$ 58
Restructuring charges, gross of revision adjustments					400
Restructuring charges, after-tax					287
Membership rewards expense					342
Membership rewards expense, after-tax					212
Statement [Line Items]
Card Member reimbursements					153
Card Member reimbursements, after-tax					95
Periods in the prior year [Member]
Statement [Line Items]
Card Member reimbursements					49
Periods prior to the prior year [Member]
Statement [Line Items]
Card Member reimbursements					$ 83